Convertible Notes Payable - Schedule of Convertible Note Payable (Details) (Parenthetical)						3 Months Ended
	Mar. 02, 2021 USD ($)	Mar. 02, 2021 USD ($) d / TradingDays shares	Feb. 05, 2021 USD ($) d / TradingDays $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Conversion price | $ / shares				$ 0.00906		$ 0.01
Principal amount							$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
GPL Ventures LLC [Member]
Convertible promissory note	$ 50,000	$ 50,000	$ 75,000		$ 100,000
Conversion price | $ / shares			$ 0.01		$ 0.01
Debt instrument, description		The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below).	The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below)		The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date		Mar. 02, 2022	Feb. 05, 2022		Jun. 23, 2021
Trading percentage		60.00%	60.00%		60.00%
Trading days | d / TradingDays		20	20		20
Debt term		1 year	1 year		1 year
Debt instrument, default interest rate	10.00%	10.00%	10.00%		10.00%
Principal amount				$ 16,000		$ 16,000
Interest expense debt				2,169		2,569
GPL Ventures LLC [Member] | Registration Rights Agreement [Member]
Debt instrument, description	The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.		The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.
GPL Ventures LLC [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Number of resale shares underlying the notes during the period | shares		10,000,000	10,000,000
Quick Capital, LLC [Member]
Debt instrument, description			The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below).
Debt instrument, maturity date			Feb. 05, 2022
Trading percentage			60.00%
Trading days | d / TradingDays			20
Debt term			1 year
Principal amount						25,000
Interest expense debt						322
GPL Ventures LLC 2/5/2021 [Member]
Principal amount						25,000
Interest expense debt						1,007
Quick Capital, LLC [Member]
Convertible promissory note			$ 25,000
Debt instrument, default interest rate			10.00%
Quick Capital, LLC [Member] | Registration Rights Agreement [Member]
Debt instrument, description			The Company and Quick also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.
Quick Capital, LLC [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Number of resale shares underlying the notes during the period | shares			10,000,000
GPL Ventures LLC 3/2/2021 [Member]
Principal amount						50,000
Interest expense debt						301
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Net of unamortized debt discount				5,238		3,682						$ 0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures 5/2/2021 LLC [Member]
Net of unamortized debt discount				0		63,904
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Net of unamortized debt discount				0		21,301
Unsecured Convertible Promissory Note One [Member] | GPL Ventures 3/2/2021 LLC [Member]
Net of unamortized debt discount				$ 0		$ 46,027